UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number 811-04760

DWS Advisor Funds

(Exact name of registrant as specified in charter)

One South Street

Baltimore, MD 21202

(Address of principal executive offices)             (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 454-7190

Date of fiscal year end: 10/31

Date of reporting period: 1/31/07

ITEM 1. SCHEDULE OF INVESTMENTS

Investment Portfolio	as of January 31, 2007 (Unaudited)

DWS Short-Term Municipal Bond Fund

	Principal Amount ($)	Value ($)

Municipal Bonds and Notes 98.0%
Alabama 0.5%
Alabama, Housing Finance Authority, Multi-Family Housing Revenue, The Club Apartments, Series I, AMT, ETM, 5.65%, 6/1/2008	1,875,000	1,908,187
Auburn, AL, General Obligation, 144A, 4.85%, 11/1/2011	554,474	555,073

		2,463,260

Alaska 1.4%
Alaska, State Housing Finance Corp., Home Mortgage, Series A, AMT, 5.0%, 6/1/2036 (a)	5,880,000	6,044,228
Palmer, AK, Hospital & Health Care Revenue, Valley Hospital Association, 5.0%, 12/1/2008 (a)	960,000	972,365

		7,016,593
American Samoa 0.2%
Territory of American Samoa, General Obligation, 6.0%, 9/1/2007 (a)	780,000	789,259
Arizona 5.0%
Arizona, Health Facilities, Authority Hospital System Revenue, ETM, 6.25%, 9/1/2011 (a)	425,000	438,915
Maricopa County, AZ, Industrial Development Authority, Single Family Mortgage Revenue, Series 2B, AMT, 5.55%, 3/1/2028	120,000	120,974
Phoenix, AZ, Multi-Family Housing Revenue, Industrial Development Authority, AMT, 5.625%, 7/1/2013 (a)	125,000	125,880
Pima County, AZ, Higher Education Revenue, Industrial Development Authority, Series A, 5.0%, 5/1/2013 (a)	2,215,000	2,263,952
Scottsdale, AZ, Municipal Property Corp., Excise Tax Revenue, 5.0%, 7/1/2014	3,320,000	3,569,730
Snowflake, AZ, Sales & Special Tax Revenue, 4.0%, 7/1/2013	565,000	553,547
Tucson, AZ, Multi-Family Housing Revenue, Industrial Development Authority, Series A, 3.63% *, 1/15/2032	17,545,000	17,545,000

		24,617,998
Arkansas 1.4%
Chicot County, AR, Sales & Special Tax Revenue, Sales & Use Tax, 4.15%, 7/1/2026 (a)	520,000	523,042
Little Rock, AR, Residential Housing & Public Facility Board, Series B, Zero Coupon, 7/15/2011	55,000	40,332
Malvern, AR, Sales & Special Tax Revenue, 3.625%, 9/1/2012 (a)	130,000	129,224
Rogers, AR, Sales & Special Tax Revenue, Series A, 4.125%, 9/1/2023 (a)	6,220,000	6,205,010
Springdale, AR, Residential Housing & Healthcare Facility Board, Series A, 7.65%, 9/1/2011	15,194	15,602

		6,913,210
California 3.9%
Abag, CA, Finance Authority for Nonprofit Corp., American Baptist Homes, Series A, 5.5%, 10/1/2007	75,000	75,691
California, State General Obligation:
5.25%, 3/1/2007	575,000	575,736
6.5%, 2/1/2007	500,000	500,000
6.75%, 4/1/2007	500,000	502,480
California, Water Resource Development, Series Q, 5.1%, 3/1/2008	170,000	170,180
California Statewide, Communities Development Authority Revenue, Kaiser Permanente, Series G, 2.3% *, 4/1/2034	4,000,000	3,984,200
California Statewide, Communities Development Authority, Multi-Family Housing Revenue, AMT, 4.7%, 10/15/2012	975,000	1,001,491
California Statewide, Communities Development Authority, Multi-Family Housing Revenue, Citrus Gardens Apartments Project, 4.25%, 7/1/2012	250,000	247,988
Carlsbad, CA, Multi-Family Housing Revenue, Series A, AMT, 3.7%, 2/1/2013, The Provident Bank (b)	565,000	557,638
Contra Costa County, CA, Multi-Family Housing Revenue, Pleasant Hill Bart Transit, Series A, AMT, 3.95%, 4/15/2046	5,000,000	5,001,650
Delta Counties, CA, Home Mortgage Finance Authority, Single Family Mortgage Revenue, Pacific Mortgage Backed Securities, Series A, AMT, 6.7%, 6/1/2024 (a)	15,000	15,215
Los Angeles, CA, Public Facilities Corp., ETM, 5.4%, 8/1/2007	30,000	30,230
Placer County, CA, Water Agency, Middle Fork Project, 3.75%, 7/1/2012	215,000	214,026
San Diego, CA, Housing Authority Multi-Family Housing Revenue, Hollywood Palms Apartments, Series C, AMT, 5.1%, 11/1/2013	965,000	996,401
San Diego, CA, Sales & Special Tax Revenue, Regional Transmission Community Sales, Series A, ETM, 6.0%, 4/1/2008	1,280,000	1,297,280
San Joaquin County, CA, Certificates of Participation, General Hospital Project, 5.25%, 9/1/2014 (a)	2,475,000	2,585,509

Taft, CA, Core City General Obligation Lease, Public Funding Authority, Series A, 5.95%, 1/1/2011	1,440,000	1,456,358

		19,212,073
Colorado 3.0%
Arvada, CO, Industrial Development Authority, Wanco, Inc. Project, AMT:
144A, 5.6%, 12/1/2012, US Bank NA (b)	245,000	246,730
144A, 5.8%, 12/1/2017, US Bank NA (b)	355,000	357,623
Aurora, CO, Industrial Development Revenue, Series A, 5.375%, 12/1/2011	365,000	365,190
Aurora, CO, Single Family Mortgage Revenue, Series A, 7.3%, 5/1/2010	10,000	10,072
Central Platte Valley, CO, Core City, General Obligation, Metropolitan District, Series A, 5.0%, 12/1/2031, BNP Paribas (b)	1,750,000	1,787,170
Colorado, Housing & Finance Authority, Multi-Family Housing Program, Series C, AMT, 3.95%, 10/1/2008	765,000	765,283
Colorado, Housing & Finance Authority, Single Family Housing Revenue, Series B, 4.875%, 4/1/2007	5,000	5,003
Colorado, Housing Finance Authority, Single Family Program, Series B-2, AMT, 6.4%, 11/1/2024	85,000	86,911
Colorado, Single Family Housing Revenue, Housing & Finance Authority:
AMT, 5.0%, 5/1/2032 (a)	1,820,000	1,840,111
Series A-2, AMT, 7.25%, 5/1/2027	135,000	136,029
Colorado, Sports, Expo & Entertainment Revenue:
Series A, 5.625%, 12/15/2016 (a)	500,000	525,510
Series B, 5.625%, 12/15/2016 (a)	1,250,000	1,313,775
Colorado, Transportation/Tolls Revenue, Public Highway Authority, Series C, 4.9%, 9/1/2010 (a)	4,500,000	4,569,795
Denver, CO, City and County, Single Family Mortgage Revenue, AMT, Zero Coupon, 8/1/2029	4,280,000	1,138,822
El Paso County, CO, Public Housing Revenue, Series A, AMT, 4.1%, 12/20/2012	455,000	455,551
Pueblo County, CO, Certificates of Participation, 6.25%, 12/1/2010	910,000	952,351

		14,555,926
Connecticut 3.0%
Mashantucket, CT, Sports, Expo & Entertainment Revenue, Western Pequot Tribe, Series A, Prerefunded, 144A, 6.4%, 9/1/2011	9,085,000	9,321,028
Stamford, CT, Housing Authority, Multi-Family Revenue, Fairfield Apartments Project, AMT, 4.75%, 12/1/2028	5,125,000	5,190,600

		14,511,628
District of Columbia 0.7%
District of Columbia, Housing Finance Agency, Multi-Family Housing Revenue, Rockburne Estates, AMT, 5.2%, 2/20/2009	115,000	115,765
District of Columbia, Housing Finance Agency, Multi-Family Housing Revenue, Stanton Glenn Apartments, AMT, 5.6%, 11/1/2010	715,000	732,188
District of Columbia, Sales & Special Tax Revenue, Convention Center Authority, 5.25%, 10/1/2014 (a)	2,500,000	2,587,325

		3,435,278
Florida 6.2%
Brevard County, FL, Housing Finance Authority, Homeowner Mortgage Revenue, Series B, 6.5%, 9/1/2022	157,000	162,960
Broward County, FL, Airport System Revenue, AMT, Series E, 5.25%, 10/1/2012 (a)	6,000,000	6,190,800
Daytona Beach, FL, Water & Sewer Revenue, Series 1978, ETM, 6.75%, 11/15/2007	140,000	142,845
Florida, Hurricane Catastrophe Fund, Finance Corp. Revenue, Series A, 5.0%, 7/1/2008	10,000,000	10,171,300
Hillsborough County, FL, Special Assessment Revenue, 5.0%, 3/1/2014 (a)	2,135,000	2,265,769
Miami-Dade County, FL, School Board, Certificates of Participation, Series C, 4.0%, 10/1/2008 (a)	2,625,000	2,634,765
Pinellas County, FL, Single Family Housing Revenue, Housing Authority, 4.6%, 12/1/2010 (a)	7,580,000	7,760,631
Tampa, FL, Allegany Health System Revenue, St. Mary's, ETM, 5.75%, 12/1/2007 (a)	970,000	979,467

		30,308,537

Georgia 6.0%
Atlanta & Fulton County, GA, Recreation Authority Revenue, Downtown Arena Public Improvement, Series A, 5.375%, 12/1/2021 (a)	6,000,000	6,152,640
Augusta-Richmond County, GA, Coliseum Revenue Authority, ETM, 6.3%, 2/1/2010	130,000	134,224
Barrow County, GA, School District, 4.25%, 2/1/2008	1,630,000	1,639,438
Canton, GA, Multi-Family Housing Authority, Canterbury Ridge Apartments Project, AMT, 4.9%, 3/1/2008	130,000	131,153
Chatham County, GA, Hospital & Healthcare Revenue, 5.25%, 1/1/2016 (a)	250,000	255,247
Cobb County, GA, Housing Authority, Multi-Family Housing Revenue, Oakley Run Apartments Project, 4.75%, 3/1/2032	2,815,000	2,828,512
De Kalb County, GA, Housing Authority, Multi-Family Revenue, Park Briarcliff Apartments, Series A, 4.55% , 12/1/2028	250,000	251,405
Decatur, GA, Industrial Development Revenue, Downtown Development Authority, 5.15%, 11/1/2008	1,490,000	1,495,230
Douglas County, GA, Housing Authority, Multi-Family Housing Revenue, Millwood Park Apartments, AMT, 5.1%, 1/1/2009	125,000	125,710
Georgia, Main Street Natural Gas, Inc., Gas Project Revenue:
Series A, 5.0%, 3/15/2009	3,000,000	3,069,210
Series A, 5.0%, 3/15/2010	4,000,000	4,127,640
Roswell, GA, Housing Authority, Multi-Family Revenue, Housing Chambrel Roswell, 3.63% *, 11/15/2032	9,080,000	9,080,000

		29,290,409
Hawaii 0.2%
Hawaii, State Housing Finance & Development Corp., Single Family Mortgage Revenue, Series A, AMT, 5.2%, 7/1/2012	1,120,000	1,130,192
Idaho 0.7%
Bingham County, ID, Industrial Development Revenue, Industrial Development Corporation Idaho Supreme Potatoes, Inc., AMT:
144A, 5.3%, 11/1/2007, Wells Fargo Bank NA (b)	305,000	305,259
144A, 5.4%, 11/1/2008, Wells Fargo Bank NA (b)	325,000	325,293
144A, 5.5%, 11/1/2009, Wells Fargo Bank NA (b)	355,000	355,320
144A, 5.6%, 11/1/2010, Wells Fargo Bank NA (b)	80,000	80,074
144A, 5.7%, 11/1/2011, Wells Fargo Bank NA (b)	85,000	85,083
144A, 5.8%, 11/1/2012, Wells Fargo Bank NA (b)	90,000	90,091
Idaho, Housing Agency, Single Family Mortgage, AMT:
Series G-2, 5.75%, 1/1/2014	35,000	35,377
Series E, 5.95%, 7/1/2020	100,000	101,662
Idaho, Housing Agency, Single Family Mortgage, Class III, AMT:
5.1%, 7/1/2023	260,000	264,300
5.15%, 7/1/2023	740,000	759,114
5.4%, 7/1/2021	160,000	165,619
5.95%, 7/1/2019	590,000	602,827
Idaho, Housing Agency, Single Family Mortgage, Class III, AMT, Sub Series H-2:
5.1%, 7/1/2020	135,000	136,092
5.85%, 1/1/2014	165,000	167,577

		3,473,688
Illinois 6.0%
Chicago, IL, Housing Authority Capital, Program Revenue, 5.0%, 7/1/2008 (a)	2,000,000	2,033,420
Chicago, IL, Single Family Mortgage Revenue, AMT, 6.3%, 9/1/2029	330,000	343,273
Elgin, IL, Core City General Obligation, 6.0%, 1/1/2013	1,000,000	1,061,440
Huntley, IL, Project Revenue, Installment Contract, 5.85%, 12/1/2015	1,260,000	1,336,810
Huntley, IL, Sales & Special Tax Revenue:
Series A, 6.45%, 3/1/2028	6,041,000	6,251,348
7.75%, 3/1/2028	5,489,000	5,754,448
7.75%, 3/1/2029	4,630,000	4,969,379

Illinois, Development Finance Authority, Gas Supply Revenue, Peoples Gas Light & Coke, Series B, 3.05% , 2/1/2033 (a)	600,000	595,350
Illinois, Health Facilities Authority Revenue, 5.25%, 11/15/2013 (a)	1,000,000	1,031,330
Illinois, Health Facilities Authority, Midwest Group Ltd., 5.375%, 11/15/2008	865,000	867,292
Illinois, State Sales Tax Revenue, 5.0%, 6/15/2007	3,075,000	3,089,821
McCook, IL, Hospital & Healthcare Revenue, British Home Project, 4.25% *, 12/1/2014, LaSalle Bank NA (b)	755,000	754,985
Normal, IL, Multi-Family Housing Revenue, AMT, 3.75%, 12/1/2013	1,520,000	1,481,878

		29,570,774
Indiana 1.4%
Indiana, Health Facilities Funding Authority, Series A, ETM, 5.75%, 9/1/2015	2,930,000	2,960,501
Indianapolis, IN, Local Public Improvement, ETM, 7.9%, 2/1/2007	165,000	165,000
Jasper, IN, Hospital & Healthcare Revenue, Hospital Authority Facility, 3.4%, 11/1/2007 (a)	390,000	388,202
Lawrence, IN, Multi-Family Housing Revenue, Pinnacle Apartments Project, AMT, 5.15%, 6/1/2024	2,965,000	2,995,955
Tipton, IN, School District General Obligation, School Building Corp., 5.55%, 7/15/2012 (a)	335,000	352,836
Wells County, IN, Hospital Authority Revenue, ETM, 7.25%, 4/1/2009	180,000	181,024

		7,043,518
Kansas 0.6%
Junction City, KS, General Obligation, Series E, 5.0%, 12/1/2007	2,250,000	2,267,505
Shawnee, KS, Multi-Family Housing Revenue, Prairie Lakes Apartments, AMT, 4.35%, 2/1/2013	785,000	788,462

		3,055,967
Kentucky 0.7%
Kentucky, Housing Corp. Revenue, Series G, AMT, 5.0%, 7/1/2030	3,100,000	3,179,918
Louisville, KY, Multi-Family Housing Revenue, 5.15%, 7/1/2009	35,000	35,332

		3,215,250
Louisiana 0.2%
Louisiana, State Health Education Authority, Lease Rent Revenue, Tulane University Medical Center, ETM, 7.875%, 7/1/2009	135,000	141,889
Orleans, LA, Water & Sewer Revenue, Levee District, 5.95%, 11/1/2015 (a)	580,000	595,324

		737,213
Maine 0.2%
Maine, Finance Revenue Authority, Electronic Rate Stabilization, AMT, 5.2%, 7/1/2018 (a)	1,005,000	1,012,326
Maryland 0.7%
Maryland, State Community Development Administration, Department of Housing & Community Development, Series E, AMT, 5.5%, 3/1/2032	2,370,000	2,474,612
Prince Georges County, MD, Housing Authority, Single Family Mortgage Revenue:
Series A, AMT, 3.9%, 8/20/2012	355,000	347,737
Series A, AMT, 5.6%, 12/1/2034	95,000	95,718
Series A, AMT, 7.0%, 8/1/2033	230,000	233,468
Series A, AMT, 7.4%, 8/1/2032	130,000	132,016

		3,283,551
Massachusetts 0.9%
Lynn, MA, Water & Sewer Commission Generated Revenue, Series A, Prerefunded, 5.125%, 12/1/2017 (a)	3,000,000	3,065,400
Massachusetts, Airport Revenue, Port Authority, Series B, AMT, 5.25%, 7/1/2014 (a)	1,385,000	1,405,096
Massachusetts, Development Finance Agency, Curry College, Series A, 4.6%, 3/1/2009 (a)	45,000	45,171

		4,515,667
Michigan 1.3%
Detroit, MI, Sewer Disposal Revenue, Series D, 4.191% *, 7/1/2032 (a)	4,200,000	4,202,100

Detroit, MI, Water Supply System, ETM, 6.25%, 7/1/2012 (a)	185,000	197,399
Michigan, Higher Education Revenue, Higher Education Student Loan Authority, Series XVII-I, AMT, 2.95%, 3/1/2008 (a)	1,000,000	990,940
Michigan, Strategic Fund, Limited Obligation Revenue, United Jewish Project, 5.75%, 1/1/2012, Bank One NA (b)	1,000,000	1,002,550

		6,392,989
Minnesota 3.5%
Coon Rapids, MN, Multi-Family Housing Revenue, Brown Meadow Manor, Series A, AMT, 3.875%, 7/1/2014	785,000	766,419
Hennepin County, MN, General Obligation, Series A, 5.0%, 12/1/2008	2,375,000	2,431,454
Minnesota, Higher Education Facilities Authority Revenue, Carleton College, 5.625%, 3/1/2007	125,000	125,179
Minnesota, Single Family Housing Revenue, Housing Finance Agency, 5.2%, 1/1/2017	1,405,000	1,431,330
Minnesota, State General Obligation:
5.0%, 8/1/2007	10,000,000	10,067,500
5.0%, 11/1/2007	2,045,000	2,065,511

		16,887,393
Mississippi 0.3%
Corinth & Alcorn County, MS, Hospital Revenue, Magnolia Regional Health Center, Series A, 5.0%, 10/1/2008	760,000	759,764
Mississippi, Business Finance Corp., Wesley Manor Retirement Community, 6.4%, 11/20/2007 (c)	5,000	5,015
Mississippi, Single Family Housing Revenue, AMT, 6.3%, 6/1/2031	750,000	787,860

		1,552,639
Missouri 6.3%
Brentwood, MO, Tax Increment Revenue, 4.7%, 4/1/2019 (a)	290,000	291,180
Des Peres, MO, Sales & Special Tax Revenue, Tax Increment, Series B, 4.4%, 4/15/2014	895,000	894,901
Jackson County, MO, Hospital & Healthcare Revenue, St. Joseph Hospital, ETM, 7.5%, 6/1/2010	850,000	897,736
Kansas City, MO, Core City General Obligation, Streetlight Project, Series A, 5.75%, 2/1/2012	100,000	106,429
Kansas City, MO, Industrial Development Authority, Multi-Family Housing Revenue, 3.63% *, 11/1/2030	15,900,000	15,900,000
Missouri, Bi-State Development Agency, Illinois Metropolitan District Revenue, Metrolink, Series A, 3.95% *, 10/1/2035, JPMorgan Chase Bank (b)	2,000,000	2,006,200
Missouri, Development Finance Board, Greater St. Louis Project, 4.9%, 9/1/2010, Bank of America NA (b)	685,000	694,885
Missouri, Hospital & Healthcare Revenue, Health & Educational Facilities Authority, Series B, 4.6%, 3/1/2007 (a) (c)	35,000	34,971
Missouri, Housing Development Community, Single Family Mortgage, Series C, 6.55%, 9/1/2028	125,000	126,936
Missouri, Housing Development Community, Single Family Mortgage, AMT, 7.45%, 9/1/2031	170,000	172,812
Missouri, Single Family Housing Revenue, Housing Development, Series B-2, AMT, 5.75%, 3/1/2019	15,000	15,106
Missouri, Single Family Housing Revenue, Housing Development Community Mortgage:
Series C, AMT, 7.25%, 9/1/2026	135,000	136,979
Series A-2, AMT, 7.3%, 3/1/2028	90,000	91,380
Missouri, State Highways & Transit Commission, State Road Revenue, Series A, 5.0%, 2/1/2014	5,000,000	5,281,400
Missouri, State Housing Development, Commission Single Family Mortgage Revenue, Homeownership Loan Program, Series C, AMT, 5.6%, 9/1/2035	2,750,000	2,887,527
St. Charles County, MO, Industrial Development Authority, Health Care Facilities Revenue, Garden View Care Center Project, AMT, 5.4%, 11/15/2016, US Bank NA (b)	1,480,000	1,496,384

		31,034,826
Montana 0.4%
Great Falls, MT, Multi-Family Housing Revenue, Autumn Run Apartments Projects, AMT, 4.9%, 1/1/2038, US Bank NA (b)	1,975,000	1,992,024

Nebraska 0.9%
Clay County, NE, Industrial Development Revenue, Hybrids Cooperative Project, AMT:
4.75%, 3/15/2009, US Bank NA (b)	625,000	627,406
5.25%, 3/15/2014, US Bank NA (b)	1,610,000	1,630,672
Fillmore County, NE, Industrial Development Revenue, Omalley Grain, Inc. Project, AMT:
4.6%, 12/1/2007, US Bank NA (b)	185,000	185,032
4.7%, 12/1/2008, US Bank NA (b)	190,000	190,091
5.0%, 12/1/2010, US Bank NA (b)	45,000	45,068
5.0%, 12/1/2011, US Bank NA (b)	180,000	180,270
5.1%, 12/1/2012, US Bank NA (b)	135,000	135,244
5.2%, 12/1/2013, US Bank NA (b)	195,000	195,400
Nebhelp, Inc., NE, Student Loan Program, AMT, 5.875%, 6/1/2014 (a)	1,160,000	1,168,201

		4,357,384
Nevada 0.4%
Nevada, Housing Division, Multi Unit Housing Revenue:
Series C-2, AMT, 5.2%, 4/1/2030	245,000	246,183
Series B-1, 5.25%, 10/1/2017	425,000	427,044
Nevada, Housing Division, Single Family Mortgage, Series A, AMT, 5.15%, 10/1/2014	50,000	50,771
Nevada, Single Family Housing Revenue, Housing Division, Series A-2, AMT, 5.2%, 10/1/2018	250,000	251,235
Washoe, NV, Housing Finance Corp., Multi-Family Revenue, Golden Apartments II, 6.875%, 7/1/2021 (a)	40,000	40,206
Washoe, NV, Public Safety Training, 4.875%, 9/1/2010 (a)	1,055,000	1,060,412

		2,075,851
New Hampshire 0.0%
New Hampshire, Housing Finance Authority, AMT, 6.125%, 1/1/2018, Landesbank Hessen-Thuringen (b)	30,000	30,529
New Jersey 3.7%
Gloucester County, NJ, Public Improvement Authority, Electric Mobility Project, AMT:
4.8%, 11/1/2007	115,000	115,879
5.0%, 11/1/2008	125,000	127,316
5.0%, 11/1/2010	215,000	218,732
Keansburg, NJ, Elderly Housing Mortgage Revenue, HUD Section 8, 5.625%, 3/1/2011	185,000	185,213
Livingston, NJ, School District Revenue, Board of Education, 144A, 3.8%, 8/1/2014	1,026,659	1,025,930
New Jersey, Economic Development Authority Revenue, Cigarette Tax:
5.0%, 6/15/2007	6,580,000	6,603,162
5.0%, 6/15/2008	2,150,000	2,175,520
New Jersey, Economic Development Authority Revenue, School Facilities Construction:
Series F, 5.0%, 6/15/2007	1,765,000	1,773,507
Series F, 5.0%, 6/15/2009	2,000,000	2,055,920
Series I, 5.0%, 9/1/2009	1,500,000	1,545,255
New Jersey, State General Obligation, Educational Facilities Authority Revenue, Series B, 5.0%, 7/1/2008 (a)	450,000	453,461
New Jersey, State Transportation Trust Fund Authority, Transportation Systems, Series B, 5.25%, 6/15/2012	1,700,000	1,743,537

		18,023,432
New Mexico 0.2%
New Mexico, Single Family Housing Revenue, Mortgage Finance Authority, AMT, 144A, 6.5%, 1/1/2018	247,800	249,899
New Mexico, Student Loans Revenue, Series IV-B, AMT, 7.45%, 3/1/2010	635,000	636,568

		886,467
New York 5.2%
Hempstead, NY, Higher Education Revenue, 4.2%, 2/1/2008	240,000	240,665

New York, State General Obligation, Series C, 5.375%, 10/1/2011 (a)	1,000,000	1,006,320
New York, Tobacco Settlement Financing Corp., Series C-1, 5.25%, 6/1/2013	14,595,000	14,864,132
New York, NY, General Obligation, Series G, 5.0%, 12/1/2015	3,060,000	3,256,880
New York, NY, Higher Education Revenue, Dormitory Authority, Series A, 5.25%, 5/15/2013	585,000	626,108
New York, NY, Hospital & Healthcare Revenue, Dormitory Authority, 5.25%, 7/1/2012 (a)	3,000,000	3,088,200
New York, NY, Municipal Assistance Corp. for the City of New York, Series O, 5.25%, 7/1/2008	2,420,000	2,473,748

		25,556,053
North Carolina 0.8%
North Carolina, Housing Finance Agency, Home Ownership, Series 22-A, AMT, 5.5%, 7/1/2036	3,660,000	3,824,883
North Dakota 0.0%
Minot, ND, Health Care Facilities, ETM, 6.5%, 9/1/2007	35,000	35,467
Ohio 0.3%
Bowling Green, OH, Multi-Family Revenue, Village Apartments, 4.75%, 9/20/2011	200,000	205,056
Franklin County, OH, Multi-Family Revenue, Lincoln Park Project, AMT, 5.65%, 4/20/2013	255,000	267,566
Hancock County, OH, Multi-Family Revenue, Crystal Glen Apartments, Series C, AMT, 5.05%, 1/1/2010, Federal Home Loan Bank (b)	755,000	762,346
Mason, OH, Health Care Facilities, MCV Health Care Facilities Project, 5.25%, 2/20/2020	45,000	46,759
Ohio, Housing Finance Agency, Single Family Mortgage Revenue, Series A, 5.75%, 4/1/2016 (a)	150,000	150,188
Ohio, Water & Sewer Revenue, ETM, 7.25%, 12/1/2008 (a)	230,000	237,588
Ohio, Water Development Authority, Pollution Control Facilities Revenue, Republic Steel Project, ETM, 6.375%, 6/1/2007	10,000	10,089

		1,679,592
Oklahoma 0.1%
Bryan County, OK, Economic Development Revenue Authority, Single Family Mortgage, Series A, 8.6%, 7/1/2010	35,000	31,946
Comanche County, OK, Home Finance Authority Mortgage Revenue, Multi-Family FHA Diplomat, 5.2%, 12/1/2013	500,000	518,645
Tulsa, OK, Industrial Revenue Authority, Hillcrest Medical Center, ETM, 6.5%, 4/1/2007	110,000	110,506

		661,097
Oregon 0.5%
Portland, OR, Multi-Family Housing Authority Revenue, AMT:
6.125%, 5/1/2017, US National Bank of Oregon (b)	1,545,000	1,552,092
6.3%, 5/1/2029, US National Bank of Oregon (b)	1,000,000	1,003,480

		2,555,572
Pennsylvania 4.8%
Allegheny County, PA, Residential Finance Mortgage Revenue Authority, Single Family Mortgage, Series DD-2, AMT, 4.8%, 11/1/2007	95,000	95,523
Allentown, PA, Hospital Authority, ETM, 8.0%, 3/1/2009	55,000	57,325
Beaver County, PA, Industrial Development & Pollution Control Revenue Authority, 6.0%, 5/1/2007	65,000	65,075
Chester County, PA, Hospital Authority, ETM, 7.5%, 7/1/2009	10,000	10,432
Chester, PA, Core City General Obligation, Series B, 5.8%, 12/1/2013 (a)	1,110,000	1,143,289
Delaware County, PA, College Revenue Authority, Series A, 5.15%, 10/1/2013 (a)	300,000	305,250
Delaware County, PA, College Revenue Authority, Eastern College, Series B:
4.85%, 10/1/2007	205,000	205,242
4.95%, 10/1/2008	345,000	346,580
Delaware County, PA, Hospital & Healthcare Revenue, Dunwoody Village, Series B, 4.0% *, 4/1/2034	250,000	247,390
Delaware County, PA, Water & Sewer Revenue, Industrial Development Authority, Series B, AMT, 3.75%, 6/1/2010 (a)	750,000	742,237
Fayette County, PA, Hospital Authority, Uniontown Hospital:

5.55%, 6/15/2008 (a)	1,070,000	1,092,866
5.65%, 6/15/2009 (a)	1,135,000	1,159,266
Langhorne, PA, Hospital Revenue, Franciscan Health, St. Mary's Hospital Authority, Series A, 7.0%, 6/15/2015 (a)	1,770,000	1,784,479
Pennsylvania, Economic Development Financing Revenue Authority, Dr. Gertrude A. Barber Center, Inc., 6.15%, 12/1/2020 (a)	1,000,000	1,001,650
Pennsylvania, Financing Authority Revenue, AMT, 5.0%, 6/1/2010 (a)	1,800,000	1,813,266
Pennsylvania, Higher Educational Facility, Gwynedd Mercy College, 5.0%, 11/1/2008	55,000	55,096
Pennsylvania, Housing Finance Agency, Single Family Mortgage:
Series 65A, AMT, 4.8%, 10/1/2022	20,000	20,060
Series 90A, AMT, 5.0%, 10/1/2035	2,420,000	2,486,211
Pennsylvania, State General Obligation, First Series, 5.0%, 1/1/2014 (a)	5,000,000	5,313,750
Pennsylvania, State Higher Education Facilities Authority Revenue, Independent Colleges & University, Series H8, 5.0%, 5/1/2011, Allied Irish Bank PLC (b)	1,415,000	1,416,132
Pennsylvania, TJHU System Project, 6.0%, 1/11/2011 (c)	914,874	898,690
Philadelphia, PA, Industrial Development Revenue, Authority for Individual Development Senior Living Revenue:
Series A, 4.7%, 7/1/2013	270,000	268,353
Series C, 4.7%, 7/1/2013	260,000	258,414
Series E, 4.7%, 7/1/2013	305,000	303,140
Philadelphia, PA, Multi-Family Housing Revenue, Series B, AMT, 4.5%, 10/1/2013	1,135,000	1,102,777
Pittsburgh, PA, Industrial Development Revenue, Urban Redevelopment Authority, Series A, 144A, 6.0%, 12/1/2011, PNC Bank NA (b)	550,000	553,129
Wayne Pike, PA, Joint School Authority, ETM, 6.0%, 12/1/2007 (a)	330,000	331,482
Wilkes-Barre, PA, General Municipal Authority, Misericordia College, Series B, 7.75%, 12/1/2012	10,000	10,032
York County, PA, Housing Redevelopment Mortgage Corp., Series A, 6.875%, 11/1/2009	445,000	445,432

		23,532,568
Puerto Rico 3.0%
Commonwealth of Puerto Rico, Government Development Bank, Series B, 5.0%, 12/1/2008	10,000,000	10,194,900
Commonwealth of Puerto Rico, Public Improvement, Series A, 5.0%, 7/1/2011	930,000	966,707
Puerto Rico, Municipal Finance Agency, Series A, 5.0%, 8/1/2009	3,500,000	3,586,835

		14,748,442
South Carolina 0.1%
South Carolina, Economic Development Authority Revenue, Caterpillar, Inc. Project, AMT, 5.05%, 6/1/2008	500,000	501,285
South Dakota 0.2%
South Dakota, Health & Educational Facilities Authority, Rapid City Regional Hospital Project, ETM, 7.75%, 9/1/2007	40,000	40,825
South Dakota, Hospital & Healthcare Revenue, 5.4%, 8/1/2013 (a)	1,120,000	1,146,051

		1,186,876
Tennessee 2.9%
Sullivan County, TN, Health Educational & Housing Facilities Board, Multi-Family Housing Authority, Maple Oaks Apartment Project, AMT, 3.0%, 12/1/2009	160,000	156,605
Sumner County, TN, School Capital Outlay Notes, 4.0%, 6/1/2009	5,600,000	5,635,112
Tennessee, Energy Acquisition Corp., Gas Revenue, Series A, 5.0%, 9/1/2009	5,000,000	5,142,200
Tennessee, Housing Development Agency, Homeownership Program, AMT, Series 2006-3, 5.75%, 7/1/2037	3,000,000	3,203,430

		14,137,347
Texas 9.0%
Austin, TX, General Obligation, 5.0%, 9/1/2010	6,000,000	6,076,800
Bexar County, TX, Single Family Housing Revenue, Single Family Mortgage, Series C, 5.5%, 3/1/2019 (c)	668,000	666,945
El Paso, TX, Certificates of Obligation, 5.75%, 8/15/2025 (a)	2,000,000	2,022,440

Harris County, TX, Hospital & Healthcare Revenue, Health Facilities Development Corp., Series A, 6.0%, 6/1/2009 (a)	210,000	219,817
Harris County, TX, Hospital District Mortgage Revenue, 7.4%, 2/15/2010 (a)	1,555,000	1,637,135
San Antonio, TX, Electric & Gas Revenue, 5.25%, 2/1/2009	8,320,000	8,554,291
Tarrant County, TX, Multi-Family Housing Revenue, Housing Financial Corp., Series A, AMT, 3.7%, 12/20/2013	885,000	858,538
Tarrant County, TX, Public Housing Revenue, Housing Financial Corp., Series A, AMT, 3.85%, 1/20/2013	835,000	819,269
Texas, Multi-Family Housing Revenue, Wintergreen Project, AMT, 4.85%, 9/20/2012	135,000	139,392
Texas, Municipal Gas Acquisition & Supply Corp. I, Gas Supply Revenue, Series B, 4.298% *, 12/15/2026	17,350,000	17,332,650
Texas, Sabine River Authority, Series A, 6.875%, 9/1/2008	500,000	501,050
Texas, State Department Housing & Community Affairs, Volente Project, AMT, 5.0%, 7/1/2008	205,000	205,908
Texas, State Tax & Revenue Anticipation Notes, 4.5%, 8/31/2007	5,000,000	5,023,500

		44,057,735
Utah 1.2%
Intermountain Power Agency, UT, Power Supply Revenue, Series A, ETM, 6.15%, 7/1/2014 (a)	250,000	258,015
Utah, Housing Finance Agency, Single Family Mortgage:
Series A-2, Class III, AMT, 5.05%, 7/1/2012	30,000	30,236
Series A-2, Class III, AMT, 5.2%, 7/1/2011	45,000	45,405
Series B-2, Class III, AMT, 5.25%, 7/1/2011	45,000	45,427
Series A-2, Class II, AMT, 5.4%, 7/1/2016	70,000	70,769
Series C, Class III, AMT, 6.25%, 7/1/2014	210,000	214,120
Utah, Single Family Housing Revenue, Series D-2, AMT, 5.0%, 7/1/2018	1,100,000	1,130,657
Utah, Single Family Housing Revenue, Mortgage Revenue, Series G, AMT, 4.875%, 1/1/2019	2,155,000	2,144,699
Utah, Single Family Housing Revenue, Single Family Mortgage, AMT, 3.875%, 7/1/2014	1,710,000	1,698,304

		5,637,632
Vermont 0.4%
Vermont, Housing Finance Agency, Single Family, Series 23, AMT, 5.0%, 5/1/2034 (a)	1,850,000	1,887,980
Virginia 3.3%
Newport News, VA, School District Revenue Lease, School Board:
3.0%, 11/1/2007	835,000	829,480
3.2%, 11/1/2008	885,000	886,478
3.2%, 11/1/2009	940,000	941,570
3.3%, 11/1/2010	995,000	998,234
3.5%, 11/1/2011	1,055,000	1,061,383
3.65%, 11/1/2012	1,125,000	1,134,259
3.75%, 11/1/2013	1,195,000	1,206,579
4.0%, 11/1/2014	1,270,000	1,286,916
4.1%, 11/1/2015	1,930,000	1,958,043
Pulaski, VA, Hospital & Healthcare Revenue, ETM, 6.375%, 10/1/2007	30,000	30,392
Virginia, College Building Authority, Educational Facilities Revenue, 21st Century College & Equipment Programs, 4.25%, 2/1/2008	5,530,000	5,562,019
Virginia, Water & Sewer Systems Revenue, Series B, 8.7%, 11/1/2011	275,000	276,089

		16,171,442
Washington 1.8%
King County, WA, Public Housing Revenue, Series A, 5.05%, 7/1/2013 (a)	3,400,000	3,427,676
Northwest Washington, Electric Energy Revenue, Columbia, Series A, 5.25%, 7/1/2008	5,090,000	5,196,686
Washington, Housing Finance Authority, Nonprofit Housing Revenue, Series B, 5.1%, 7/1/2010, US Bank NA (b)	60,000	60,438

		8,684,800

West Virginia 2.3%
West Virginia, School Building Authority Revenue, Capital Improvements, 5.6%, 7/1/2015 (a)			10,915,000	11,211,561
Wisconsin 2.2%
Milwaukee, WI, Sewer District, Series A, 5.5%, 10/1/2010			4,615,000	4,667,103
Wisconsin, Housing & Economic Development Authority, Home Ownership Revenue, Series D, AMT, 4.875%, 3/1/2036			3,760,000	3,837,907
Wisconsin, State Hospital & Healthcare Revenue, Health and Educational Facilities Authority, Aurora Health Care, Inc., 5.25%, 8/15/2017 (a)			2,125,000	2,179,549

				10,684,559

Total Municipal Bonds and Notes (Cost $480,362,858)				480,140,742
	Open End Investment Company 0.5%
BlackRock Liquidity Funds MuniCash Portfolio, 3.466%** (Cost $2,683,842)			2,683,842	2,683,842
			% of Net Assets	Value ($)

Total Investment Portfolio (Cost $ 483,046,700)			98.5	482,824,584
Other Assets and Liabilities, Net			1.5	7,317,734

Net Assets			100.0	490,142,318

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

*

Variable rate demand notes are securities whose interest rates are reset periodically at market levels. These securities are often payable on demand and are shown at their current rates as of January 31, 2007.

**	Current yield; not a coupon rate.
(a)	Bond is insured by one of these companies:
	Insurance Companies	As a % of Total Investment Portfolio
	American Capital Access	1.3
	American Municipal Bond Assurance Corp.	6.0
	Financial Guaranty Insurance Company	1.8
	Financial Security Assurance, Inc.	5.0
	MBIA Corp.	8.8
	Radian Asset Assurance, Inc.	1.7
	XL Capital Assurance	0.1

(b)	Security incorporates a letter of credit from a major bank.
(c)	Taxable issue.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

AMT: Subject to alternative minimum tax.
ETM: Bonds bearing the description ETM (escrow to maturity) are collateralized usually by US Treasury securities which are held in escrow and used to pay principal and interest on bonds so designated.

Prerefunded: Bonds which are prerefunded are collateralized usually by US Treasury securities which are held in escrow and are used to pay principal and interest on tax-exempt issues and to retire the bonds in full at the earliest refunding date.

At January 31, 2007, open interest rate swaps were as follows:

Effective/ Expiration Date	Notional Amount ($)	Cash Flows Paid by the Fund	Cash Flows Received by the Fund	Unrealized Depreciation ($)

8/25/2006 2/22/2017	16,400,000†	Fixed — 3.907%	Floating — BMA	(152,752)

Counterparty:

† Merrill Lynch, Pierce, Fenner, & Smith, Inc.

BMA: Represents the Bond Market Association

ITEM 2.	CONTROLS AND PROCEDURES

(a)          The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)          There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last half-year (the registrant’s second fiscal half-year in the case of the annual report) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Short-Term Municipal Bond Fund, a series of DWS Advisor Funds

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	March 21, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	DWS Short-Term Municipal Bond Fund, a series of DWS Advisor Funds

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	March 21, 2007

By:	/s/Paul Schubert
Paul Schubert

Chief Financial Officer and Treasurer

Date:                                                 March 21, 2007